EMPLOYEE BENEFIT PLANS (Pre-tax Amounts Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service costs (credits)	$ 0	$ 529	$ 0
Net actuarial loss (gain)	(2,220)	8,151	8,235
Amortization of loss	(1,281)	(1,072)	(432)
Total changes in other comprehensive loss (income)	(3,501)	7,608	7,803
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service costs (credits)	1,533	3,911	(860)
Net actuarial loss (gain)	312	1,201	(1,654)
Amortization of loss	(326)	(255)	0
Total changes in other comprehensive loss (income)	$ 1,519	$ 4,857	$ (2,514)